Distribution Date:	06/17/26	Wells Fargo Commercial Mortgage Trust 2015-C26
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2015-C26
June Restatement
The June Distribution Date Statement was revised to release funds previously held back

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	15		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Mortgage Loan Detail (Part 2)	16		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
Principal Prepayment Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	25-26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989CAU5	1.454000%	69,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989CAV3	2.663000%	37,759,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989CAW1	2.910000%	198,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989CAX9	3.166000%	279,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989CAY7	2.991000%	88,249,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989CAZ4	3.580000%	76,966,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.00%
B	94989CBC4	3.783000%	42,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.63%
C	94989CBD2	4.071000%	49,306,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	12.50%
D	94989CAG6	3.586000%	46,901,000.00	2,562,162.38	2,562,162.38	21,556.61	0.00	0.00	2,583,718.99	0.00	0.00%	7.63%
E	94989CAJ0	3.250000%	19,242,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.63%
F	94989CAL5	3.250000%	9,620,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.63%
G	94989CAN1	3.250000%	44,496,709.00	0.00	0.00	4,266,636.74	0.00	0.00	4,266,636.74	0.00	0.00%	0.00%
V	94989CAS0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989CAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,069,711.00	2,562,162.38	2,562,162.38	4,288,193.35	0.00	0.00	6,850,355.73	0.00

X-A	94989CBA8	4.414459%	750,414,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989CBB6	0.828459%	138,297,000.00	2,562,162.38	0.00	1,768.87	0.00	0.00	1,768.87	0.00
X-C	94989CAA9	4.414459%	19,242,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	94989CAC5	4.414459%	9,620,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	94989CAE1	4.414459%	44,496,709.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			962,069,709.00	2,562,162.38	0.00	1,768.87	0.00	0.00	1,768.87	0.00

Deal Distribution Total					2,562,162.38	4,289,962.22	0.00	0.00	6,852,124.60

(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and
	payments of Class PEX, see page 5.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989CAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989CAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989CAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989CAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989CAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989CBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989CBD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	94989CAG6	54.62916313	54.62916313	0.45961941	(0.00897785)	0.00000000	0.00000000	0.00000000	55.08878254	0.00000000
E	94989CAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
F	94989CAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
G	94989CAN1	0.00000000	0.00000000	95.88656860	0.00000000	0.00000000	0.00000000	0.00000000	95.88656860	0.00000000
V	94989CAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989CAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989CBB6	18.52652176	0.00000000	0.01279037	0.00000000	0.00000000	0.00000000	0.00000000	0.01279037	0.00000000
X-C	94989CAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	94989CAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	94989CAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	05/01/26 - 05/30/26	30	0.00	1,768.87	0.00	1,768.87	0.00	0.00	0.00	1,768.87	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	05/01/26 - 05/30/26	30	421.07	7,656.60	0.00	7,656.60	(421.07)	13,478.94	0.00	21,556.61	0.00
E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	4,266,636.74	0.00	4,266,636.74	0.00
Totals			421.07	9,425.47	0.00	9,425.47	(421.07)	4,280,115.68	0.00	4,289,962.22	0.00

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				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989CAZ4	N/A	76,966,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (Cert)	94989CBC4	N/A	42,090,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (Cert)	94989CBD2	N/A	49,306,000.00	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			168,362,000.03	0.00	0.00	0.00		0.00		0.00	0.00	0.00

Exchangeable Certificate Details
PEX	94989CBE0	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00

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Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989CBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	6,852,124.60
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	9,487.12	Master Servicing Fee	44.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	10.37
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	1.10
ARD Interest	0.00	Trust Advisor Fee	6.07
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	9,487.12	Total Fees	61.67

Principal		Expenses/Reimbursements
Scheduled Principal	4,864.15	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,575,664.56	Special Servicing Fees (Monthly)	(64,467.74)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(18,721.95)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	62,784.50
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(5,279,209.15)
Total Principal Collected	1,561,806.76	Total Expenses/Reimbursements	(5,280,892.39)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,289,962.22
Excess Liquidation Proceeds	0.00	Principal Distribution	2,562,162.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,852,124.60
Total Funds Collected	1,571,293.88	Total Funds Distributed	1,571,293.88

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	2,562,162.38	2,562,162.38	Beginning Certificate Balance	2,562,162.38
(-) Scheduled Principal Collections	4,864.15	4,864.15	(-) Principal Distributions	2,562,162.38
(-) Unscheduled Principal Collections	1,575,664.56	1,575,664.56	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,000,355.62
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,000,355.62	1,000,355.62	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	43,258.43
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	0.00	0.00	Certificate Other Adjustments**	(1,043,614.05)
Beginning Actual Collateral Balance	2,606,950.55	2,606,950.55	Ending Certificate Balance	0.00
Ending Actual Collateral Balance	0.00	0.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

Current Mortgage Loan and Property Stratification

			Scheduled Balance					Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of	Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC				WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.	DSCR¹	Ratio	Loans	Balance	Agg. Bal.	DSCR¹
			No outstanding loans in this group					No outstanding loans in this group
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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Current Mortgage Loan and Property Stratification

State³
Property Type³
# Of	Scheduled	% Of	Weighted Avg
State		WAM²	WAC	# Of	Scheduled	% Of			Weighted Avg
Properties	Balance	Agg. Bal.	DSCR¹	Property Type			WAM²	WAC
				Properties	Balance	Agg. Bal.			DSCR¹
No outstanding loans in this group
No outstanding loans in this group

Note: Please refer to footnotes on the next page of the report.

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Current Mortgage Loan and Property Stratification

			Note Rate				Seasoning
	# Of	Scheduled	% Of	Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate		WAM²	WAC	Seasoning		WAM²	WAC
	Loans	Balance	Agg. Bal.	DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
		No outstanding loans in this group				No outstanding loans in this group

(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)						Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of		Weighted Avg	Remaining	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.		DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.	DSCR¹
			No outstanding loans in this group						No outstanding loans in this group
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI					Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of		Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.		DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
			No outstanding loans in this group						No outstanding loans in this group

(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending		Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled		Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance		Date
79	410926223	RT	Columbus	OH	Actual/360	4.300%	9,487.12	1,580,528.71	0.00 N/A	12/11/24	--	2,562,162.38		0.00	06/11/26
Totals							9,487.12	1,580,528.71	0.00			2,562,162.38		0.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
79	348,480.00	261,360.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	348,480.00	261,360.00				0.00	0.00	0.00	0.00	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
79	410926223	1,575,664.56	Disposition	0.00	0.00
Totals		1,575,664.56		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	1,575,664.56	0.000000%	0.000000%	0
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.300000%	4.022050%	(17)
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.300000%	4.022050%	(16)
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.300000%	4.022050%	(15)
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.300000%	4.022050%	(14)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	2	3,684,839.48	4.300000%	4.022050%	(13)
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.617290%	4.307611%	(11)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.617302%	4.307622%	(10)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.617313%	4.307632%	(9)
09/17/25	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0		0.00	0	0.00	2	47,054,937.40	4.617325%	4.307643%	(8)
08/15/25	0	0.00	0	0.00	0	0.00	1	23,805,601.65	0	0.00	0		0.00	0	0.00	0	0.00	4.272994%	3.956130%	(7)
07/17/25	0	0.00	0	0.00	0	0.00	2	23,848,042.05	0	0.00	0		0.00	0	0.00	1	3,209,846.95	4.272969%	3.956106%	(6)
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

	Total		Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	2,562,162	0	0	0	2,562,162	0
Apr-26	2,567,314	0	0	0	2,567,314	0
Mar-26	2,572,141	0	0	0	2,572,141	0
Feb-26	2,577,871	0	0	0	2,577,871	0
Jan-26	2,582,659	0	0	0	2,582,659	0
Dec-25	7,080,703	0	0	0	7,080,703	0
Nov-25	7,095,037	0	0	0	7,095,037	0
Oct-25	7,108,407	0	0	0	7,108,407	0
Sep-25	7,122,635	0	0	0	7,122,635	0
Aug-25	54,286,192	2,606,951	0	0	51,679,241	0
Jul-25	54,394,415	47,245,310	0	0	7,149,105	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
79	410926223	0.00	-	2,100,000.00	04/11/25	260,273.25	2.01510	09/30/24	12/11/24	223
Totals		0.00	0.00	2,100,000.00		260,273.25

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
79	410926223	RT	OH	12/10/24	0
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	303220009	24,664,599.38	4.99000%	24,664,599.38	4.99000%	10	06/25/20	07/01/20	08/11/20
9	303220009	0.00	4.99000%	0.00	4.99000%	10	08/11/20	07/01/20	06/25/20
11	790925027	19,876,990.90	4.48000%	19,839,988.85	4.48000%	10	08/25/20	07/11/20	09/11/20
11	790925027	0.00	4.48000%	0.00	4.48000%	10	09/11/20	07/11/20	08/25/20
27	310926803	11,307,599.83	4.25000%	11,287,851.33	4.25000%	10	08/31/20	06/11/20	09/11/20
27	310926803	0.00	4.25000%	0.00	4.25000%	10	09/11/20	06/11/20	08/31/20
72	416000174	3,137,675.74	4.55000%	3,137,675.74	4.55000%	10	07/28/20	07/01/20	08/11/20
72	416000174	0.00	4.55000%	0.00	4.55000%	10	08/11/20	07/01/20	07/28/20
Totals		58,986,865.85		58,930,115.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	301741023	02/16/24	28,646,178.69	44,800,000.00	51,279,860.71	22,633,682.01	51,279,860.71	28,646,178.70	(0.01)	0.00	(224,841.37)	224,841.36	0.68%
7	303220007	09/17/25	23,344,694.13	57,300,000.00	24,423,026.25	1,078,332.12	24,423,026.25	23,344,694.13	0.00	0.00	0.00	0.00	0.00%
8	303220008	09/17/25	23,805,601.65	37,000,000.00	25,041,027.04	1,235,425.39	25,041,027.04	23,805,601.65	0.00	0.00	0.00	0.00	0.00%
31	300571235	04/17/25	9,094,877.31	14,570,000.00	9,434,665.17	268,754.82	9,434,665.17	9,165,910.35	0.00	0.00	0.00	0.00	0.00%
33	301741033	04/17/23	9,014,752.45	11,350,000.00	7,663,737.16	4,704,032.39	7,663,737.16	2,959,704.77	6,055,047.68	0.00	0.00	6,055,047.68	59.95%
42	300571220	03/17/25	7,410,342.56	13,110,000.00	7,683,608.00	273,265.44	7,683,608.00	7,410,342.56	0.00	0.00	0.00	0.00	0.00%
47	301741025	04/17/25	5,365,728.66	11,750,000.00	5,607,723.54	205,542.49	5,607,723.54	5,402,181.05	0.00	0.00	0.00	0.00	0.00%
50	300571221	03/17/25	5,568,687.82	9,610,000.00	5,772,481.05	203,793.23	5,772,481.05	5,568,687.82	0.00	0.00	0.00	0.00	0.00%
57	300571214	03/17/25	4,532,343.41	7,560,000.00	4,690,801.75	158,458.34	4,690,801.75	4,532,343.41	0.00	0.00	0.00	0.00	0.00%
68	416000175	07/17/25	3,218,002.66	6,900,000.00	3,743,283.02	294,059.75	3,743,283.02	3,449,223.27	0.00	0.00	0.00	0.00	0.00%
75	301741031	01/16/26	2,894,704.63	2,675,000.00	2,684,471.53	171,095.07	2,684,471.53	2,513,376.46	381,328.17	(18,721.95)	(18,721.95)	400,050.12	11.94%
79	410926223	06/17/26	2,562,162.38	2,100,000.00	1,852,827.82	272,299.11	1,852,827.82	1,580,528.71	981,633.67	0.00	0.00	981,633.67	33.84%
87	301741030	01/16/26	1,598,568.17	1,400,000.00	1,327,505.92	147,332.50	1,327,505.92	1,180,173.42	418,394.75	0.00	0.00	418,394.75	22.61%
Current Period Totals			2,562,162.38	2,100,000.00	1,852,827.82	272,299.11	1,852,827.82	1,580,528.71	981,633.67	0.00	0.00	981,633.67
Cumulative Totals			127,056,644.52	220,125,000.00	151,205,018.96	31,646,072.66	151,205,018.96	119,558,946.30	7,836,404.26	(18,721.95)	(243,563.32)	8,079,967.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/26	43,258.43	4,280,115.68	0.00	0.00	0.00	43,258.43	0.00	0.00	66,454,625.25
		05/15/26	5,151.73	0.00	0.00	0.00	0.00	5,151.73	0.00	0.00
		04/17/26	4,827.20	0.00	0.00	0.00	0.00	4,827.20	0.00	0.00
		03/17/26	3,500.01	0.00	0.00	0.00	0.00	3,500.01	0.00	0.00
		02/18/26	0.00	53,302,525.98	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	12,772.46	0.00	0.00	0.00	0.00	12,772.46	0.00	0.00
		11/18/25	8,597.93	0.00	0.00	0.00	0.00	8,597.93	0.00	0.00
		10/20/25	8,574.71	0.00	0.00	0.00	0.00	8,574.71	0.00	0.00
		09/17/25	624,019.47	0.00	0.00	0.00	0.00	624,019.47	0.00	0.00
		07/17/25	860,529.82	0.00	0.00	0.00	0.00	860,529.82	0.00	0.00
		04/17/25	12,918,853.95	0.00	0.00	0.00	0.00	12,918,853.95	0.00	0.00
		03/17/25	16,286,425.62	0.00	0.00	0.00	0.00	16,286,425.62	0.00	0.00
		02/18/25	35,678,113.92	0.00	0.00	0.00	0.00	35,678,113.92	0.00	0.00
5	301741023	07/17/25	0.00	0.00	224,841.36	0.00	0.00	20,577.92	0.00	0.00	224,841.36
		02/18/25	0.00	0.00	204,263.44	0.00	0.00	1,000.00	0.00	0.00
		01/17/25	0.00	0.00	203,263.44	0.00	0.00	45,918.24	0.00	0.00
		11/18/24	0.00	0.00	157,345.20	0.00	0.00	108.00	0.00	0.00
		09/17/24	0.00	0.00	157,237.20	0.00	0.00	157,021.21	0.00	0.00
		07/17/24	0.00	0.00	215.99	0.00	0.00	72.00	0.00	0.00
		06/17/24	0.00	0.00	143.99	0.00	0.00	36.00	0.00	0.00
		03/15/24	0.00	0.00	107.99	0.00	0.00	108.00	0.00	0.00
		02/16/24	0.00	0.00	(0.01)	0.00	0.00	(0.01)	0.00	0.00
7	303220007	09/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	303220008	09/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	300571235	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	301741033	04/17/23	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68
42	300571220	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	301741025	04/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	300571221	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	300571214	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
68	416000175	07/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	301741031	06/17/26	0.00	0.00	400,050.12	0.00	0.00	18,721.95	0.00	0.00	400,050.12
		01/16/26	0.00	0.00	381,328.17	0.00	0.00	381,328.17	0.00	0.00
79	410926223	06/17/26	0.00	0.00	981,633.67	0.00	0.00	981,633.67	0.00	0.00	981,633.67
87	301741030	01/16/26	0.00	0.00	418,394.75	0.00	0.00	418,394.75	0.00	0.00	418,394.75
Current Period Totals			43,258.43	4,280,115.68	981,633.67	0.00	0.00	1,043,614.05	0.00	0.00	1,043,614.05
Cumulative Totals			66,454,625.25	57,582,641.66	8,079,967.58	0.00	0.00	74,534,592.83	0.00	0.00	74,534,592.83

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	117,043.29	0.00
79	0.00	0.00	(64,467.74)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	118.70	0.00
Total	0.00	0.00	(64,467.74)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	117,161.99	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		52,694.25

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Supplemental Notes
None

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